Subsequent Event - Additional Information (Detail) - $ / shares	Apr. 14, 2015	Aug. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Warrants exercisable price		$ 0.25	$ 0.20	$ 0.20	$ 0.80
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrants exercisable price	$ 0.075